SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of compliance
Statement of compliance
These financial statements (“financial statements”) were authorized by the Board of Directors on April 29, 2019. The Company prepared these financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

Basis of measurement
Basis of measurement
The financial statements are presented in Canadian dollars, the Company’s functional currency, and have been prepared on the historical cost basis except for derivative financial instruments and liabilities for cash-settled share-based payment arrangements measured at fair value. The financial statements have, in management’s opinion, been properly prepared using careful judgment and reasonable limits of materiality, and within the framework of the significant policies summarized in note 3. Significant estimates and judgments used in the preparation of the financial statements are detailed in note 4.

Basis of presentation
These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business.

Revenue Recognition
Revenue Recognition
Revenue from the sale of crude oil, natural gas, condensate and natural gas liquids (“NGLs”) is measured based on the consideration specified in contracts with customers and excludes amounts collected on behalf of third parties. Bellatrix recognizes revenue when it transfers control of the product to the buyer. This is generally at the time the customer obtains legal title to the product and when it is physically transferred to the delivery mechanism agreed with the customer, often pipelines or other transportation methods. The amount of revenue recognized is based on the agreed upon transaction price, whereby any variability in revenue is related specifically to the Company's efforts to deliver production. Therefore, the resulting revenue is allocated to the production delivered in the period during which the variability occurs. As a result, none of Bellatrix's variable revenue is considered to be constrained.
Bellatrix evaluates its arrangements with third parties and partners to determine if the Company acts as the principal or as an agent. In making this evaluation, management considers if Bellatrix obtains control of the product delivered, which is indicated by Bellatrix having the primary responsibility for the delivery of the product, having the ability to establish prices or having inventory risk. If Bellatrix acts in the capacity of an agent rather than as a principal in a transaction, then the revenue is recognized on a net basis, only reflecting the fee, if any, realized by the Company from the transaction.
Processing fees charged to other entities for use of pipelines and facilities owned by the Company are evaluated by management to determine if these originate from contracts with customers or from incidental or collaborative arrangements. Processing fees charged to other entities under contracts with customers are recognized in revenue when the related services are provided.
Bellatrix’s revenue transactions do not contain significant financing components and payments are typically due on the 25th day of the month following delivery. The Company does not adjust transaction prices for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year. The Company does not disclose or quantify information about remaining performance obligations that have an original expected duration of one year or less.

Transportation	Transportation Costs paid by Bellatrix for the transportation of crude oil, natural gas, condensate and NGLs to the point of control transfer are recognized when the transportation is provided.
Joint Interests
Joint Interests
A portion of the Company’s exploration and development activities are conducted jointly with others. The joint interests are accounted for on a proportionate consolidation basis and as a result, the financial statements reflect only the Company’s proportionate share of the assets, liabilities, revenues, expenses and cash flows from these activities.
Joint Arrangements
Judgment is required to determine when the Company has joint control over an arrangement. In establishing joint control, the Company considers whether unanimous consent is required to direct the activities that significantly affect the returns of the arrangement, such as the capital and operating activities of the arrangement. Additionally, the Company assesses the rights and obligations arising from the arrangement by considering its governance structure, legal form, and terms agreed upon by the parties sharing control, including the contractual rights of each partner, dispute resolution procedures, termination provisions, and procedures for subsequent transactions in its determination of joint control.
Once joint control has been established, judgment is also required to classify the joint arrangement. The type of joint arrangement is determined through analysis of the rights and obligations arising from the arrangement by considering its legal structure, legal form and terms agreed upon by the parties sharing control. An arrangement that is not structured through a separate vehicle in which the controlling parties have rights to the assets, revenues and substantially all of the economic benefits generated through the arrangement, in addition to obligations for the liabilities and expenses, is classified as a joint operation. An arrangement in which these criteria are not met is classified as a joint venture.

Property, Plant and Equipment
Property, Plant and Equipment and Exploration and Evaluation Assets
Pre-exploration expenditures
Expenditures made by the Company before acquiring the legal right to explore in a specific area do not meet the definition of an asset and therefore are expensed by the Company as incurred.
Exploration and evaluation expenditures
Once the legal right to explore has been acquired, costs incurred are capitalized as intangible exploration and evaluation assets (“E&E"). These costs include, but are not limited to, exploration license expenditures, leasehold property acquisition costs, evaluation costs, including drilling costs directly attributable to an identifiable well and directly attributable general and administrative costs. These costs are accumulated in cost centres by property and are not subject to depletion, until technical feasibility and commercial viability have been determined.
E&E assets are assessed for impairment if sufficient data exists to determine technical feasibility and commercial viability, or if facts and circumstances suggest that the carrying amount is unlikely to be recovered.
Developing and production costs
Items of property, plant and equipment (“PP&E”), which include oil and gas development and production assets, are measured at cost less accumulated depletion, depreciation and accumulated impairment losses net of recoveries.
Subsequent costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a well, field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.
Depletion and depreciation
Depletion of petroleum and natural gas properties is provided using the unit-of-production method based on production volumes in relation to total estimated proven and probable reserves as determined annually by independent engineers in accordance with National Instrument 51-101, Standards of Disclosure of Oil and Gas Activities. Natural gas reserves and production are converted at the energy equivalent of six thousand cubic feet to one barrel of oil.
Calculations for depletion are based on total capitalized costs plus estimated future development costs of proven and probable undeveloped reserves less the estimated net realizable value of production equipment and facilities after the proved and probable reserves are fully produced.
Depreciation is recognized on significant facilities to expense the cost of significant components of assets less their residual values over their useful lives. Phase 1 of the Alder Flats Plant and associated equipment are depreciated using the straight-line method over estimated useful lives as follows:

•	General plant and processing equipment - 40 years

•	Other properties and equipment - 10 years

•	Turnarounds - 5 years
Depreciation of office furniture and equipment is provided for on a 20% declining balance basis.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and, if necessary, any changes would be accounted for prospectively.
Dispositions
Gains on disposal of an item of PP&E or E&E are determined by comparing the proceeds from disposal with the carrying amount of PP&E or E&E and are recognized separately in the Statements of Profit (Loss) and Comprehensive Income (Loss). Exchanges of properties are measured at fair value, unless the transaction lacks commercial substance or fair value cannot be reasonably measured. Where the exchange is measured at fair value, a gain or loss is recognized in the Statements of Profit (Loss) and Comprehensive Income (Loss).

Exploration and Evaluation Assets
Property, Plant and Equipment and Exploration and Evaluation Assets
Pre-exploration expenditures
Expenditures made by the Company before acquiring the legal right to explore in a specific area do not meet the definition of an asset and therefore are expensed by the Company as incurred.
Exploration and evaluation expenditures
Once the legal right to explore has been acquired, costs incurred are capitalized as intangible exploration and evaluation assets (“E&E"). These costs include, but are not limited to, exploration license expenditures, leasehold property acquisition costs, evaluation costs, including drilling costs directly attributable to an identifiable well and directly attributable general and administrative costs. These costs are accumulated in cost centres by property and are not subject to depletion, until technical feasibility and commercial viability have been determined.
E&E assets are assessed for impairment if sufficient data exists to determine technical feasibility and commercial viability, or if facts and circumstances suggest that the carrying amount is unlikely to be recovered.
Developing and production costs
Items of property, plant and equipment (“PP&E”), which include oil and gas development and production assets, are measured at cost less accumulated depletion, depreciation and accumulated impairment losses net of recoveries.
Subsequent costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a well, field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

Depletion and depreciation
Depletion of petroleum and natural gas properties is provided using the unit-of-production method based on production volumes in relation to total estimated proven and probable reserves as determined annually by independent engineers in accordance with National Instrument 51-101, Standards of Disclosure of Oil and Gas Activities. Natural gas reserves and production are converted at the energy equivalent of six thousand cubic feet to one barrel of oil.
Calculations for depletion are based on total capitalized costs plus estimated future development costs of proven and probable undeveloped reserves less the estimated net realizable value of production equipment and facilities after the proved and probable reserves are fully produced.
Depreciation is recognized on significant facilities to expense the cost of significant components of assets less their residual values over their useful lives. Phase 1 of the Alder Flats Plant and associated equipment are depreciated using the straight-line method over estimated useful lives as follows:

•	General plant and processing equipment - 40 years

•	Other properties and equipment - 10 years

•	Turnarounds - 5 years
Depreciation of office furniture and equipment is provided for on a 20% declining balance basis.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and, if necessary, any changes would be accounted for prospectively.
Dispositions
Gains on disposal of an item of PP&E or E&E are determined by comparing the proceeds from disposal with the carrying amount of PP&E or E&E and are recognized separately in the Statements of Profit (Loss) and Comprehensive Income (Loss). Exchanges of properties are measured at fair value, unless the transaction lacks commercial substance or fair value cannot be reasonably measured. Where the exchange is measured at fair value, a gain or loss is recognized in the Statements of Profit (Loss) and Comprehensive Income (Loss).

Impairment
Impairment
Financial assets
Impairment of financial assets is determined by measuring the assets' expected credit loss ("ECL"). Accounts receivable are due within one year or less; therefore, these financial assets are not considered to have a significant financing component and a lifetime ECL is measured at the date of initial recognition of the accounts receivable.
The ECL pertaining to accounts receivable is assessed at initial recognition and this provision is re-assessed at each reporting date. ECLs are a probability-weighted estimate of all possible default events related to the financial asset and are measured as the difference between the present value of the cash flows due to Bellatrix and the cash flows the Company expects to receive, including cash flows expected from collateral and other credit enhancements that are a part of contractual terms. In making an assessment as to whether financial assets are credit-impaired, the Company considers historically realized bad debts, counterparty's identity, customers pay practices and the terms of the contract under which the obligation arose. The carrying amounts of financial assets are reduced by the amount of the ECL through an allowance account and losses are recognized within general and administrative ("G&A") expense in the Statements of Profit (Loss) and Comprehensive Income.
Based on industry experience, the Company considers its accounts receivable to be in default when the receivable is more than 90 days past due. Once the Company has pursued collection activities and it has been determined that the incremental cost of pursuing collection outweighs the benefits, Bellatrix derecognizes the gross carrying amount of the financial asset and the associated allowance from the balance sheets.
Non-financial assets
Developing and producing assets are assessed for impairment if facts and circumstances suggest that the carrying amount exceeds the recoverable amount. The impairment test is performed at the asset or CGU level.
The recoverable amount of an asset or a cash-generating unit ("CGU") is the greater of its value in use (“VIU”) and its fair value less costs to sell (“FVLCS”). FVLCS is determined to be the amount for which the asset could be sold in an arm’s length transaction. FVLCS can be determined by using an observable market metric or by using discounted future net cash flows of proved and probable reserves using forecasted prices and costs. VIU is determined by estimating the present value of the future net cash flows expected to be derived from the continued use of the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in the Company’s Statement of Profit (Loss) and Comprehensive Income (Loss) in the period in which it occurs.
Impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depletion and depreciation, if no impairment loss had been recognized.
E&E assets are assessed for impairment, both at the time of any triggering facts and circumstances as well as upon their eventual reclassification to producing assets (oil and natural gas interests in PP&E). E&E assets are grouped together with the Company’s CGU’s when they are assessed for impairment.

II.	Identification of CGUs
Bellatrix’s assets are aggregated into CGUs, for the purpose of calculating impairment, based on their ability to generate largely independent cash flows, geography, geology, production profile and infrastructure of their assets.

III.	Impairment Indicators and Impairment Reversal
Judgment is required to assess when impairment indicators exist and impairment testing is required with respect to exploration and evaluation assets and property, plant and equipment.
Recoverability of asset carrying values
The Company assesses its oil and gas properties, including exploration and evaluation assets, for possible impairment if there are events or changes in circumstances that indicate that carrying values of the assets may not be recoverable, or at least at every reporting date.
The assessment of any impairment of property, plant and equipment is dependent upon estimates of recoverable amount that take into account factors such as reserves, future estimated commodity prices, royalties and costs, economic and market conditions, timing of cash flows, discount rates, the useful lives of assets and their related salvage values. By their nature, these estimates and assumptions are subject to measurement uncertainty and may impact the carrying value of the Company’s assets in future periods.

Provisions
Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are determined by discounting the expected cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability, if the risks have not been incorporated into the estimate of cash flows. The increase in the provision due to the passage of time is recognized within finance expense.
Onerous contract provisions are recognized when the unavoidable costs of meeting the obligation exceed the economic benefit derived from the contract. The provision for onerous contracts is measured at the present value of estimated future cash flows underlying the obligations less any estimated recoveries, discounted at the risk-free rate.
Decommissioning liabilities
The Company’s activities give rise to dismantling, decommissioning and site disturbance remediation activities. A provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.
Decommissioning obligations are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the balance sheet date. Changes in the present value of the estimated expenditure are reflected as an adjustment to the liability and the relevant asset. The accretion or unwinding of the discount on the decommissioning provision is recognized as a finance expense. Actual costs incurred upon settlement of the decommissioning liabilities are charged against the provision to the extent the provision was recognized.
Environmental liabilities
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. The estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations. The estimates are subject to revision in future periods based on actual costs incurred or new circumstances. Any amounts expected to be recovered from other parties, including insurers, are recorded as an asset separate from the associated liability.

Share-based Payments
Share-based Payments
Equity-settled transactions
Bellatrix accounts for options issued under the Company’s share option plan by reference to the fair value of the equity instruments granted. The fair value of each share option is estimated on the date of the grant using the Black-Scholes options pricing model and charged to earnings over the vesting period with a corresponding increase to contributed surplus. The Company estimates a forfeiture rate on the grant date and the rate is adjusted to reflect the actual number of options that actually vest. The expected life of the options granted is adjusted, based on the Company’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations.
Cash-settled transactions
The Company’s Deferred Share Unit Plan (the “DSU Plan”) is accounted for as a cash settled share based payment plan in which the fair value of the amount payable under the DSU Plan is recognized as an expense with a corresponding increase in liabilities. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized in profit or loss.
Awards under the Award Incentive Plan ("Award Plan") may be settled in cash, in common shares of the Company, or a combination thereof. The Company’s Restricted and Performance Award Plan is accounted for as a cash settled share based payment plan in which the fair value of the amounts payable under the Award Plan are recognized incrementally as an expense over the vesting period, with a corresponding change in liabilities. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized in profit or loss.

Income Taxes
Income Taxes
Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid, to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted, or substantively enacted, by the date of the statement of financial position.
Deferred tax
Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted, or substantively enacted, by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Financial Instruments
Financial Instruments
All financial assets are initially measured at fair value. Financial assets are subsequently measured at either amortized cost, fair value through other comprehensive income ("FVOCI") or fair value through profit or loss ("FVTPL"), depending on the Company's business model for managing the financial assets, and the contractual cash flow characteristics of the financial assets. Financial assets are not reclassified subsequent to their initial recognition, except if the Company changes its business model for managing financial assets.
A financial asset is subsequently measured at amortized cost if it meets both of the following conditions:

(i).	The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and

(ii).	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets that meet condition (ii) above that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets is subsequently measured at FVOCI.
All other financial assets are subsequently measured at FVTPL, with changes in fair value recognized in profit or loss. Accounts receivable are classified and measured at amortized cost.
Financial liabilities are classified and measured at amortized cost using the effective interest rate method, except for derivatives that are liabilities, deferred share units, restricted awards and performance awards, which are all classified and measured at FVTPL. Accounts payable and accrued liabilities, Credit Facilities, Second Lien Notes, Senior Notes, Convertible Debentures and finance lease obligations are classified and measured at amortized cost.
Financial instruments measured at fair value on the balance sheet require classification into one of the following levels of the fair value hierarchy:
Level 1 – Valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Valuation based on inputs other than quoted prices included in level 1, that are observable directly or indirectly.
Level 3 – Valuation based on inputs that are not based on observable market data.
The fair value hierarchy level at which a fair value measurement is categorized is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety. The Company has categorized its financial instruments that are fair valued on the balance sheet according to the fair value hierarchy.
Transaction costs attributable to financial instruments classified as other than held-for-trading are included in the recognized amount of the related financial instrument and recognized over the life of the resulting financial instrument using the effective interest rate method.
The Company utilizes financial derivatives and commodity sales contracts requiring physical delivery to manage the price risk attributable to anticipated sale of petroleum and natural gas production and foreign exchange exposures. The Company does not enter into derivative financial instruments for trading or speculative purposes. The Company has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though the Company considers all commodity contracts to be economic hedges. As a result, financial derivatives are classified as FVTPL and are recorded on the balance sheet at fair value, with fair value changes recorded in profit or loss.
The derivative financial instruments are initiated within the guidelines of the Company’s corporate hedging policy. This includes linking all derivatives to specific assets and liabilities on the balance sheet, to specific firm commitments, or forecasted transactions.
The Company accounts for its commodity sales and purchase contracts, which were entered into and continue to be held for the purpose of receipt or delivery of non-financial items, in accordance with its expected purchase, sale or usage requirements as executory contracts. As such, physical sales and purchase contracts are not recorded at fair value on the balance sheet. Settlements on these physical sales and purchase contracts are recognized in petroleum and natural gas sales.

Compound financial Instruments
Compound Financial Instruments
The Company's compound financial instruments are comprised of its Warrants issued with the Second Lien Notes and the Convertible Debentures that can be converted to common shares at the option of the holder. The number of shares to be issued does not vary with changes in fair value.
The Second Lien Notes and Convertible Debentures liability component are recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the Second Lien Notes and Convertible Debenture and the fair value of the liability components. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.
Subsequent to initial recognition, the liability component of the Second Lien Notes and Convertible Debentures is measured at amortized cost using the effective interest method. The Warrants and equity component of the Convertible Debentures are not re-measured subsequent to initial recognition.

Lease Obligations
Lease Obligations
Leases which effectively transfer substantially all of the risks and rewards of ownership to the Company are classified as finance leases and are accounted for as an acquisition of an asset and an assumption of an obligation at the inception of the lease, measured as the present value of minimum lease payments to a maximum of the asset’s fair value. The asset is amortized in accordance with the Company’s depletion and depreciation policy. The obligations recorded under finance lease payments are reduced by the lease payments made.
Assets held under other leases are classified as operating leases and are not recognized in the balance sheet. Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received from landlords are deferred and recognized as an integral part of the total lease expense, over the term of the lease.

Basic and Diluted per Share Calculations
Basic and Diluted per Share Calculations
Basic per share amounts are calculated using the weighted average number of shares outstanding during the period. The Company uses the treasury share method to determine the dilutive effect of share options. Under the treasury share method, only “in the money” dilutive instruments impact the diluted calculations in computing diluted per share amounts.

Finance Income and Expense
Finance Income and Expenses
Finance income is recognized as it accrues in profit or loss, using the effective interest method. Finance expense comprises interest expense on borrowings, amortization of financing costs and discounts, and accretion of the discount on provisions.

Borrowing Costs
Borrowing Costs
Borrowing costs incurred for the construction of qualifying assets are capitalized during the period of time that is required to complete and prepare the assets for their intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use. All other borrowing costs are recognized in profit or loss using the effective interest method. The capitalization rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the Company’s outstanding borrowings during the period.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash and short-term investments with original maturities of three months or less.
Business Combinations
Business Combinations
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and liabilities and contingent liabilities assumed are measured at their fair values at the acquisition date. The cost of an acquisition is measured as the aggregate consideration transferred, measured at the acquisition date fair value. If the cost of the acquisition is less than the fair value of the net assets acquired, the difference is recognized immediately in profit or loss. If the cost of the acquisition is more than the fair value of the net assets acquired, the difference is recognized on the balance sheet as goodwill. Acquisition costs incurred are expensed.

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in a foreign currency are translated at the rate of exchange in effect at the balance sheet date. Revenues and expenses are translated at the period average rates of exchange. Translation gains and losses are included in earnings in the period in which they arise.
Bellatrix’s functional and presentation currency is Canadian dollars.

Oil and Gas reserves
Oil and Gas Reserves
Reserves and resources are used in the units of production calculation for depletion, depreciation and amortization, and the impairment analysis which affect net profit or loss. There are numerous uncertainties inherent in estimating oil and gas reserves. Estimating reserves is very complex, requiring many judgments based on geological, geophysical, engineering and economic data. Changes in these judgments could have a material impact on the estimated reserves. These estimates may change, having either a negative or positive effect on net profit as further information becomes available and as the economic environment changes.

Decommissioning obligations

II.	Decommissioning obligations
Provisions for decommissioning obligations associated with the Company’s drilling operations are based on current legal and constructive requirements, technology, price levels and expected plans for remediation. Actual costs and cash outflows can differ from estimates because of changes in laws and regulations, public expectations, prices, discovery and analysis of site conditions and changes in clean up technology.

Income taxes

III.	Income taxes
Deferred tax assets and liabilities are recognized for the estimated tax consequences between amounts included in the financial statements and their tax base using substantively enacted future income tax rates. Timing of future revenue streams and future capital spending changes can affect the timing of any temporary differences, and accordingly affect the amount of the deferred tax asset or liability calculated at a point in time. Deferred tax assets are recognized when it is considered probable that deductible temporary differences will be recovered in future periods, which requires Management judgment. These differences could materially impact earnings.

Non-monetary Transactions	Non-monetary Transactions Judgment is required to determine whether non-monetary transactions have commercial substance.